Commitments and contingencies - Narrative (Details) € in Millions, SFr in Millions, $ in Millions	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 CHF (SFr)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross lease liabilities	SFr 353.8			SFr 282.9
Restricted cash and cash equivalents	158.0			129.5
New York and Atlanta, USA
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross lease liabilities	249.0			254.9
Bank guarantee | $		$ 133.0
Restricted cash and cash equivalents	125.4
Belgium
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee | $		30.0
Restricted cash and cash equivalents	32.6
Belgium | Forecast
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross lease liabilities	99.5
Contractual capital commitments	2.3
Uncommitted Credit Facility | New York and Atlanta, USA
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Borrowing facilities, maximum borrowing capacity | $		$ 133.0
Uncommitted Credit Facility | Belgium
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Borrowing facilities, maximum borrowing capacity | €			€ 30
Group cash pool participants
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross bank balances before cash pooling offset	317.2			202.4
Contingent liability for guarantees
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Estimated financial effect of contingent liabilities	SFr 152.2			SFr 126.1